S000016632 [Member] Expense Example - Western Asset New Jersey Municipals Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 455
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,340
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,475
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	822
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,253
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 732